Note 4 - Principal Financing Agreements (Tables)	6 Months Ended
Oct. 31, 2016
Note 4 - Principal Financing Agreements Tables
Principal Financing Agreements
	Oct. 31, 2016	April 30, 2016	Interest Rate

Secured lender	$1,174,611	$1,167,700	8.0%
Related party notes	15,100	15,100	8.0%
Long-term notes payables	—	533,066	2.0% - 3.0%
Log-term notes payable – related parties	20,000	20,000	2.0% - 3.0%
Other notes payable	50,190	50,190	0.0% - 10.0%
Current portion of long-term debt	533,066	—	3.0%
Due to bank	41,427	42,747	5.5%
Total Debt	$1,834,394	$1,828,803